Summary of Significant Accounting Policies - Loss per Common Share - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Common stock options and warrants to purchase	44,618,007	23,753,170	31,008,915	30,806,361
Additional common shares if convertible debt is converted to common stock			10,559,919
Short-Term Convertible Notes
Summary Of Significant Accounting Policies [Line Items]
Face amount of notes			$ 7,531,050
Series B Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock options and warrants to purchase	95,100		95,100	95,100
Common shares issued upon conversion of preferred stock	951,000		951,000